FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Currency and Interest Risk (Details) € in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net balance of these rights and obligations payable	R$ 66	$ 26,979	€ 17,264	R$ 66	$ 21,129	€ 14,124
Cash and cash equivalents	2,273,834			6,448,483			R$ 5,762,081	R$ 3,393,377
CDI | Interest Risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	R$ 2,220,385			R$ 6,344,942